Average Annual Total Returns - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF	12 Months Ended	60 Months Ended	84 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.72%	5.99%	6.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.04%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.47%	4.54%	4.85%
Performance Inception Date	Jan. 16, 2018
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.42%	2.68%	3.12%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	2.71%	3.02%